Repurchase Agreements - Maturities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets Sold under Agreements to Repurchase [Line Items]
Fair market value of securities pledged, including accrued interest receivable	$ 336,998,000	$ 109,863,000
Repurchase agreements	318,557,054	103,941,174
Weighted Average Borrowing Rate	0.39%	0.49%
Between 2 and 30 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair market value of securities pledged, including accrued interest receivable	326,348,000	109,863,000
Repurchase agreements	308,402,000	103,941,174
Weighted Average Borrowing Rate	0.39%	0.49%
Between 31 and 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair market value of securities pledged, including accrued interest receivable	10,650,000
Repurchase agreements	$ 10,155,000
Weighted Average Borrowing Rate	0.37%